Condensed Interim Consolidated Balance Sheets - USD ($)	Jun. 30, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 54,814,325	$ 55,952,873
Receivables, trade	28,030,534	23,148,782
Working capital advances	3,450,000	3,300,000
Prepayments	1,031,263	803,003
Advances and deposits	4,546,043	3,136,362
Other receivables	0	82,636
Inventories	7,680,806	7,339,252
Total current assets	99,552,971	93,762,908
Non-current assets
Vessels and vessel equipment, net	768,761,159	785,461,415
Deferred drydock expenditure, net	3,369,904	3,232,293
Leasehold improvements, net	473,690	488,561
Other non-current assets, net	3,586,484	697,546
Total non-current assets	776,191,237	789,879,815
TOTAL ASSETS	875,744,208	883,642,723
Current liabilities
Payables, trade	16,905,748	14,448,043
Charter revenue received in advance	0	507,780
Other payables	34,608	5,354
Accrued interest on loans	1,905,815	2,067,991
Current portion of long-term debt	37,873,307	41,827,480
Current portion of capital lease obligations	3,181,382	159,028
Total current liabilities	59,900,860	59,015,676
Non-current liabilities
Non-current portion of long-term debt	374,662,161	411,385,626
Non-current portion of capital lease obligations	40,704,203	8,971,622
Total non-current liabilities	415,366,364	420,357,248
Equity
Share capital	340,613	340,613
Additional paid in capital	405,507,780	405,279,257
Treasury stock	(4,272,477)	(4,272,477)
Accumulated (deficit) / surplus	(1,098,932)	2,922,406
Total equity	400,476,984	404,269,799
TOTAL LIABILITIES AND EQUITY	$ 875,744,208	$ 883,642,723